LONG-TERM DEBT - Summary of interest expense incurred (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Debt Instrument [Line Items]
Cash Interest	$ 91,631	$ 99,636	$ 95,523
Capitalized interest	(765)	(1,005)	(142)
Amort. Debt (Premium) Discount	89	115	124
Amort. Deferred Cost & Other Fees	4,017	4,070	4,064
Total Interest Expense	$ 95,737	$ 103,821	$ 99,711
Senior Notes due 2028
Debt Instrument [Line Items]
Effective Interest Rate	5.95%	5.93%	5.95%
Cash Interest	$ 56,058	$ 56,050	$ 56,050
Amort. Debt (Premium) Discount	(48)	(48)	(48)
Amort. Deferred Cost & Other Fees	2,020	2,020	2,020
Total Interest Expense	$ 58,030	$ 58,022	$ 58,022
Term Loan B due 2029
Debt Instrument [Line Items]
Effective Interest Rate	6.94%	8.17%	7.49%
Cash Interest	$ 30,131	$ 36,193	$ 35,321
Amort. Debt (Premium) Discount	137	163	172
Amort. Deferred Cost & Other Fees	1,251	1,304	1,398
Total Interest Expense	31,519	37,660	36,891
Revolver due 2028
Debt Instrument [Line Items]
Cash Interest	5,945	8,018	4,282
Amort. Debt (Premium) Discount	0	0	0
Amort. Deferred Cost & Other Fees	746	746	646
Total Interest Expense	6,691	8,764	4,928
Other debt
Debt Instrument [Line Items]
Cash Interest	262	380	12
Amort. Debt (Premium) Discount	0	0	0
Amort. Deferred Cost & Other Fees	0	0	0
Total Interest Expense	$ 262	$ 380	$ 12